Schedule of Prepayment and Other current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other receivable	$ 3,214,462	$ 1,785,635
Deposits	20,135,601	21,299,964
Total	$ 23,350,063	$ 23,085,599